Other Liabilities	6 Months Ended
Apr. 30, 2023
Disclosure of financial liabilities [abstract]
Other Liabilities
NOTE 12: OTHER LIABILITIES
Other Liabilities

(millions of Canadian dollars)	As at
	April 30 2023	October 31 2022
Accounts payable, accrued expenses, and other items 1	$7,542	$5,040
Accrued interest	3,424	1,870
Accrued salaries and employee benefits	3,944	4,100
Cheques and other items in transit	2,169	2,116
Current income tax payable	234	151
Deferred tax liabilities	260	236
Defined benefit liability	1,319	1,286
Lease liabilities	5,165	5,313
Liabilities related to structured entities	15,736	12,120

Provisions (Note 18)	2,985	1,320
Total	$42,778	$33,552

1	Includes dividends and distributions payable of $1,286 million as at April 30, 2023 (October 31, 2022 – nil).